Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2021
Shareholders Explanatory [Abstract]
Schedule of stock option and RSU transactions
	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding at January 1, 2021	2,611,691	12.51	22,524	135,450	487	23,011
Granted	-	-	-	163,800	573	573
Exercised option or vested RSU	(1,585,501)	11.17	(14,370)	(135,450)	(3,413)	(17,783)
Expired	(2,856)	6.30	(37)	-	-	(37)
Amortized value of stock-based compensation	-	-	8	-	2,925	2,933
Outstanding at December 31, 2021	1,023,334	14.61	8,125	163,800	572	8,697

Exercisable at December 31, 2021	1,023,334

	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding at January 1, 2020	3,003,150	12.32	18,546	139,600	274	18,820
Granted	-	-	-	135,450	487	487
Exercised option or vested RSU	(390,153)	11.03	(2,246)	(139,600)	(2,351)	(4,597)
Expired	(1,306)	6.30	(16)	-	-	(16)
Amortized value of stock-based compensation	-	-	6,240	-	2,077	8,317
Outstanding at December 31, 2020	2,611,691	12.51	22,524	135,450	487	23,011

Exercisable at December 31, 2020	2,608,357

Schedule of outstanding share
	Options Outstanding		Options Exercisable
	Number	Remaining	Number
Exercise price	outstanding	contractual life	Exercisable
$13.14	453,334	1 year	453,334
$16.94	50,000	1 year 10 months	50,000
$15.46	470,000	2 years	470,000
$17.72	50,000	2 years 6 months	50,000
	1,023,334		1,023,334

Schedule of basic and diluted earnings per common share
	Years ended December 31,
	2021	2020
Weighted average number of comment shares outstanding	76,413,554	66,369,942
Dilutive effect of options [1]	1,023,334	-
Dilutive effect of RSUs [1]	163,800	-
	77,600,688	66,369,942

1)	The impact of outstanding potentially dilutive options and RUSs is excluded from the diluted share calculation for loss per share amounts as they are anti-dilutive.